Cash and cash equivalents - Summary of Detailed Information of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	¥ 3,734	¥ 1,210
Deposits held at licensed payment platforms	4,755	2,455
Total	¥ 8,489	¥ 3,665	¥ 2,124